Share Based Payments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share Based Payments [Line Items]
Restricted stock instruments		$ 653	$ 974
Share-based payment charges	$ 1,948	910
Restricted share units [member]
Share Based Payments [Line Items]
Restricted stock instruments	1,720	3,668
Share - based payment transactions	1,948	910
Warrants [member]
Share Based Payments [Line Items]
Share-based payment charges	61	25	0
Tiziana Life Sciences PLC Share Option Plan [Member]
Share Based Payments [Line Items]
Total outstanding fair value charge	1,418	1,893	2,602
Share based payment transactions	597
share option forfeiture	0	681	703
Tiziana Life Sciences Ltd Share Option Plan [Member]
Share Based Payments [Line Items]
Share based payment transactions	653
share option forfeiture	262	962	$ 1,019
Options exercised	125	$ 123
Restricted stock instruments	$ 792